[Aetna Logo]                                              151 Farmington Avenue
[Aetna Letterhead]                                        Hartford, CT 06156


                                                          Anngharaad S. Reid
                                                          Prospectus Consultant
                                                          ARS Law TS31
September 1, 1999                                         (860) 273-4474
                                                          Fax:  (860) 273-3004
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account B Post-Effective Amendment No. 9 to Registration Statement on Form N-4 Prospectus Title: Aetna Variable Annuity
     File Nos.:  333-56297 and 811-2512
     Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplements and Statement of Additional Information Supplement contained in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 ("Amendment No. 9") for Variable Annuity Account B of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 9 of the Registrant's Registration Statement on Form N-4 which was declared effective on September 1, 1999. The text of Amendment No. 9 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-4474.

Sincerely,

/s/ Anngharaad S. Reid

Anngharaad S. Reid